Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information [Abstract]
Disclosure of Operating Segments
	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Total US$’000
2025
Revenue (Hafnia Vessels and TC Vessels)	110,416	374,469	675,708	261,238	1,421,831
Revenue (External Vessels in Disponent-Owner Pools)[1]	75,769	229,896	475,568	78,845	860,078
Voyage expenses (Hafnia Vessels and TC Vessels)	(33,473)	(123,492)	(213,999)	(94,993)	(465,957)
Voyage expenses (External Vessels in Disponent-Owner Pools)[1]	(27,362)	(87,221)	(186,805)	(28,178)	(329,566)
Pool distributions for External Vessels in Disponent-Owner Pools[1]	(48,407)	(142,675)	(288,763)	(50,667)	(530,512)

TCE Income#	76,943	250,977	461,709	166,245	955,874
Other operating income	3,718	5,298	10,379	5,837	25,232
Vessel operating expenses	(16,182)	(68,051)	(134,338)	(63,552)	(282,123)
Technical management expenses	(1,837)	(6,810)	(13,052)	(5,383)	(27,082)
Charter hire expenses	-	(6,842)	(26,573)	-	(33,415)
Operating EBITDA	62,642	174,572	298,125	103,147	638,486
Depreciation charge	(11,951)	(58,778)	(94,645)	(35,989)	(201,363)
					437,123
Unallocated[2]					(94,946)
Profit before income tax					342,177

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

1
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

2
The unallocated amount consists of depreciation charge of other property, plant and equipment, interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Total US$’000
2024
Revenue (Hafnia Vessels and TC Vessels)	125,387	522,837	915,186	372,186	1,935,596
Revenue (External Vessels in Disponent-Owner Pools)[1]	86,168	318,499	438,245	90,139	933,051
Voyage expenses (Hafnia Vessels and TC Vessels)	(31,693)	(142,405)	(251,887)	(118,332)	(544,317)
Voyage expenses (External Vessels in Disponent-Owner Pools)[1]	(34,080)	(112,980)	(156,931)	(28,811)	(332,802)
Pool distributions for External Vessels in Disponent-Owner Pools[1]	(52,088)	(205,519)	(281,314)	(61,328)	(600,249)

TCE Income#	93,694	380,432	663,299	253,854	1,391,279
Other operating income	2,374	6,824	11,001	3,533	23,732
Vessel operating expenses	(15,624)	(64,451)	(132,876)	(65,090)	(278,041)
Technical management expenses	(1,947)	(7,358)	(13,619)	(5,249)	(28,173)
Charter hire expenses	—	(8,974)	(39,522)	—	(48,496)
Operating EBITDA	78,497	306,473	488,283	187,048	1,060,301
Depreciation charge	(13,837)	(58,881)	(107,936)	(33,339)	(213,993)
					846,308
Unallocated[2]					(67,855)
Profit before income tax					778,453

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

1
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

2	The unallocated amount consists of depreciation charge of other property, plant and equipment, interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Specialised US$’000	Total US$’000
2023
Revenue (Hafnia Vessels and TC Vessels)	111,164	536,309	901,038	364,814	(226)	2,373	1,915,472
Revenue (External Vessels in Disponent-Owner Pools)[1]	55,221	288,512	283,857	128,644	—	—	756,234
Voyage expenses (Hafnia Vessels and TC Vessels)	(30,339)	(151,725)	(246,919)	(118,772)	(36)	(1,074)	(548,865)
Voyage expenses (External Vessels in Disponent-Owner Pools)[1]	(19,416)	(108,241)	(106,141)	(45,951)	—	—	(279,749)
Pool distributions for External Vessels in Disponent-Owner Pools[1]	(35,805)	(180,271)	(177,716)	(82,693)	—	—	(476,485)

TCE Income#	80,825	384,584	654,119	246,042	(262)	1,299	1,366,607
Other operating income	1,781	8,865	9,258	7,188	(705)	3,747	30,134
Vessel operating expenses	(15,267)	(66,884)	(125,393)	(61,211)	(109)	(5)	(268,869)
Technical management expenses	(1,656)	(7,109)	(11,711)	(5,216)	—	—	(25,692)
Charter hire expenses	—	(9,234)	(24,034)	(1)	—	(1,302)	(34,571)
Operating EBITDA	65,683	310,222	502,239	186,802	(1,076)	3,739	1,067,609
Depreciation charge	(13,743)	(58,099)	(104,808)	(32,784)	—	—	(209,434)
							858,175
Unallocated[2]							(58,649)
Profit before income tax							799,526

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

1
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

2
The unallocated amount consists of depreciation charge of other property, plant and equipment, interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

Revenue by Major Customers by Reporting Segments
	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Total US$’000	Percentage %

2024	24,598	159,532	112,969	15,712	312,811	10.9%
2023	18,712	181,099	108,107	2,479	310,397	11.6%